Income Tax Expense_An Analysis Of The Net Profit Before Income Tax And Income Tax Expense(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate Abstract [Abstract]
Net profit before income tax		₩ 4,533,986	[1],[2]	$ 3,923,966	[1],[2]	₩ 4,301,532	[2]	₩ 4,138,424
Tax at the applicable tax rate (Amount)	[3]	1,236,484				1,172,559		1,001,037
Non-taxable income (Amount)		(23,601)				(11,888)		(207,777)
Non-deductible expense (Amount)		19,086				27,551		10,706
Tax credit and tax exemption (Amount)		(627)				(637)		(1,658)
Temporary difference for which no deferred tax is recognized (Amount)		(4,860)				12,260		(6,484)
Deferred tax relating to changes in recognition and measurement (Amount)		(100)				(2,692)		(4,894)
Income tax refund for tax of prior years (Amount)		(9,105)				(8,135)		(4,854)
Income tax expense of overseas branch (Amount)		5,004				3,882		1,549
Effects from change in tax rate (Amount)		0				(1,470)		17,367
Others (Amount)		(1,494)				48,156		(10,029)
Average effective tax expense		₩ 1,220,787	[1],[2]	$ 1,056,537	[1],[2]	₩ 1,239,586	[2]	₩ 794,963
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract [Abstract]
Tax at the applicable tax rate (Tax rate)	[3]	27.27%		27.27%		27.26%		24.19%
Non-taxable income (Tax rate)		(0.52%)		(0.52%)		(0.28%)		(5.02%)
Non-deductible expense (Tax rate)		0.42%		0.42%		0.64%		0.26%
Tax credit and tax exemption (Tax rate)		(0.01%)		(0.01%)		(0.01%)		(0.04%)
Temporary difference for which no deferred tax is recognized (Tax rate)		(0.11%)		(0.11%)		0.29%		(0.16%)
Deferred tax relating to changes in recognition and measurement (Tax rate)		0.00%		0.00%		(0.06%)		(0.12%)
Income tax refund for tax of prior years (Tax rate)		(0.20%)		(0.20%)		(0.19%)		(0.12%)
Income tax expense of overseas branch (Tax rate)		0.11%		0.11%		0.09%		0.04%
Effects from change in tax rate (Tax rate)		0.00%		0.00%		(0.03%)		0.42%
Others (Tax rate)		(0.03%)		(0.03%)		1.12%		(0.24%)
Average effective tax rate		26.93%		26.93%		28.82%		19.21%
Description Of Applicable Tax Rate By Taxable Income		Applicable income tax rate for KRW200 million and below is 11%, for over KRW200 million to KRW20 billion is 22%, and for over KRW20 billion to KRW300 billion is 24.2%, for over KRW300 billion is 27.5% as at December 31, 2018 and 2019.		Applicable income tax rate for KRW200 million and below is 11%, for over KRW200 million to KRW20 billion is 22%, and for over KRW20 billion to KRW300 billion is 24.2%, for over KRW300 billion is 27.5% as at December 31, 2018 and 2019.		Applicable income tax rate for KRW200 million and below is 11%, for over KRW200 million to KRW20 billion is 22%, and for over KRW20 billion to KRW300 billion is 24.2%, for over KRW300 billion is 27.5% as at December 31, 2018 and 2019.		Applicable income tax rate for KRW200 million and below is 11%, for over KRW200 million to KRW20 billion is 22%, and for over KRW20 billion to KRW300 billion is 24.2%, for over KRW300 billion is 27.5% as at December 31, 2018 and 2019.

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[3]	Applicable income tax rate for KRW200 million and below is 11%, for over KRW200 million to KRW20 billion is 22%, and for over KRW20 billion to KRW300 billion is 24.2%, for over KRW300 billion is 27.5% as at December 31, 2018 and 2019.